Registration No. 33-11371
1940 Act File No. 811-4982
Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated February 20, 2009 to

Prospectus Dated May 1, 2008, as Supplemented on July 31, 2008

Change in Portfolio Management of the Heartland Value Fund

William (“Will”) R. Nasgovitz, a member of the team of investment professionals that manages the portfolio of the Heartland Select Value Fund, has also joined the team of investment professionals that manages the portfolio of the Heartland Value Fund, effective as of February 20, 2009.  Also effective February 20, 2009, Hugh F. Denison has stepped down from the team that manages the portfolio of the Heartland Value Fund.  Mr. Denison will continue to be a member of the team that manages the portfolio of the Heartland Select Value Fund.

The first paragraph under the heading “Value Fund” on page 10 of the Funds’ Prospectus is hereby amended and restated as follows:

The Value Fund is managed by a team of investment professionals, which currently consists of Bill Nasgovitz, Will Nasgovitz and Bradford A. Evans. The team jointly develops and implements investment strategies for the Value Fund.

The third paragraph under the heading “Value Fund” on page 10 of the Funds’ Prospectus is hereby deleted and replaced with the following paragraph:

Mr. Will Nasgovitz has served as a Portfolio Manager of the Value Fund since February 20, 2009.  Mr. Will Nasgovitz has also served as a Portfolio Manager of the Select Value Fund since May 2006.  He was previously a Research Analyst from 2004 to 2006, and a Research Associate from November 2003 to 2004, for Heartland Advisors. Prior to joining Heartland Advisors, Mr. Will Nasgovitz had been a Senior Research Associate with Capital Markets Group, Cambridge Associates from 2000 to 2002. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz, President and Director of the Heartland Funds and a Portfolio Manager of the Value Fund.

HEARTLAND GROUP, INC.

Heartland Select Value Fund • Heartland Value Plus Fund • Heartland Value Fund

Supplement Dated February 20, 2009 to

Statement of Additional Information Dated May 1, 2008, as Supplemented on July 31, 2008, August 19, 2008 and November 18, 2008

Change in Portfolio Management of the Heartland Value Fund

William (“Will”) R. Nasgovitz, a member of the team of investment professionals that manages the portfolio of the Heartland Select Value Fund, has also joined the team of investment professionals that manages the portfolio of the Heartland Value Fund, effective as of February 20, 2009.  Also effective February 20, 2009, Hugh F. Denison has stepped down from the team that manages the portfolio of the Heartland Value Fund.  Mr. Denison will continue to be a member of the team that manages the portfolio of the Heartland Select Value Fund.

The first paragraph under the heading “Portfolio Managers” on page 46 of the Funds’ Statement of Additional Information is hereby amended and restated as follows:

As described in the Prospectus, the portfolio managers of the Funds are as follows:

Select Value Fund	Hugh F. Denison David C. Fondrie Theodore D. Baszler William (“Will”) R. Nasgovitz
Value Plus Fund	Bradford A. Evans Michael D. Petroff Adam J. Peck
Value Fund	William (“Bill”) J. Nasgovitz William (“Will”) R. Nasgovitz Bradford A. Evans